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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21195

                               UBS M2 Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                               New York, NY 10171
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               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

                                                                                                                           DOLLAR
                                                                                                                          AMOUNT OF
                                                                       REALIZED AND                                      FAIR VALUE
                                                                        UNREALIZED                              FIRST     FOR FIRST
                                                               % OF     GAIN/(LOSS)   INITIAL                 AVAILABLE   AVAILABLE
                                                              MEMBERS'     FROM     ACQUISITION   LIQUIDITY   REDEMPTION REDEMPTION
          INVESTMENT FUND                COST     FAIR VALUE  CAPITAL   INVESTMENTS    DATE          (a)         (b)         (b)
----------------------------------- ------------ ------------ -------- ------------ ----------- ------------- ---------- ----------
LONG/SHORT EQUITY
Absolute Partners Fund, L.L.C. (c)  $ 20,000,000 $ 20,012,361    3.70  $    12,361    2/1/2010     Monthly
Arrowgrass Equity Focus, L.P. (c)     25,000,000   25,910,660    4.79      585,530   10/1/2009     Monthly
Artha Emerging Markets Fund,
   L.P. (c)                           18,135,557   27,531,232    5.09      971,778    4/1/2006    Quarterly
Bay Pond Partners, L.P. (c)           24,264,478   36,996,847    6.83    3,086,541    3/1/2008  Semi-Annually
Brevan Howard, L.P. (c)               27,500,000   28,207,262    5.21      546,495   11/1/2009     Monthly
Cevian Capital II, L.P.,
   Class B (c)                         5,855,198    7,311,320    1.35    3,430,509    7/1/2006    Annually
Cevian Capital II, L.P.,
   Class C (c)                         9,132,659   12,667,315    2.34    2,901,300    7/1/2006    Annually
Cobalt Partners, L.P. (c)             51,212,239   56,506,438   10.44      497,865    7/1/2007  Semi-Annually
Conatus Capital Partners, L.P.,
   Class A (c)                        25,000,000   27,772,283    5.13    2,379,907    1/1/2008    Quarterly
Eastern Advisor Fund, L.P. (d)         1,284,774    3,186,496    0.59      (30,733)   4/1/2004       N/A
Eastern Advisor Fund, L.P. (d)         6,017,678    2,300,526    0.42     (308,956)   4/1/2004       N/A
EEA Europe Long Short Fund (c)        15,000,000   13,484,955    2.49   (1,217,662)  12/1/2009     Monthly
Eminence Partners, L.P. (c)           38,148,082   34,914,099    6.45   (2,951,361)   1/1/2006    Quarterly
Meditor European Hedge Fund (B)
   Limited (c)                        26,441,460   32,866,754    6.07   (2,610,381)   5/1/2006     Monthly
Pelham Long Short Fund L.P.           20,000,000   20,278,361    3.75      278,361    5/1/2010    Quarterly     4/30/2011 20,278,361
Pershing Square, L.P.                 17,063,055   34,145,608    6.31    2,398,203    1/1/2005    Annually
Southpoint Qualified Fund, L.P.       40,178,088   40,814,553    7.54    1,458,921    2/1/2008    Annually
Steel Partners Japan Strategic
   Fund, L.P. (e)                      5,933,551    4,574,620    0.85     (801,302)   1/1/2006       N/A
The Children's Investment Fund,
   L.P., Class A                      17,466,341   24,563,964    4.54      720,326    4/1/2005  Every 3 Years
Tiger Asia Fund, L.P.                 13,824,741   19,938,357    3.68     (108,625)   3/1/2005  Every 3 Years
Tiger Asia L Holdings, Ltd.
   SPV (e)                             1,593,853    1,590,703    0.29       (1,441)   3/1/2005       N/A
                                    ------------ ------------ -------  -----------
   LONG/SHORT EQUITY SUBTOTAL       $409,051,754 $475,574,714   87.86% $11,237,636

Redeemed Investment Funds                     --           --      --   (2,931,666)
                                    ------------ ------------ -------  -----------

TOTAL                               $409,051,754 $475,574,714   87.86% $ 8,305,970
                                    ============ ============ =======  ===========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)   Investment Funds with no dates or amounts can be redeemed in full.

(c)   Investment Funds categorized as Level 2 investments.

(d) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

                                                             UBS M2 FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2010 measurement date, or within one quarter of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one quarter of the September 30, 2010 measurement date.

                                  ASSETS TABLE




                    TOTAL FAIR VALUE
                           AT
                      SEPTEMBER 30,
DESCRIPTION                2010          LEVEL 1         LEVEL 2         LEVEL 3
-----------------   -----------------   ---------    -------------    -------------
Long/Short Equity   $     475,574,714   $      --    $ 324,181,526    $ 151,393,188
                    -----------------   ---------    -------------    -------------
TOTAL ASSETS        $     475,574,714   $      --    $ 324,181,526    $ 151,393,188
                    -----------------   ---------    -------------    -------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                            CHANGE IN
                                                            UNREALIZED                        NET TRANSFERS IN
                      BALANCE AS OF     REALIZED GAIN/    APPRECIATION/     NET PURCHASES/    AND/OR (OUT) OF       BALANCE AS OF
DESCRIPTION         DECEMBER 31, 2009      (LOSS)         DEPRECIATION          (SALES)            LEVEL 3        SEPTEMBER 30, 2010
-----------------   -----------------   --------------    --------------    --------------    -----------------   ------------------
Long/Short Equity   $     112,326,841   $    1,617,415    $    7,008,532    $    9,604,482    $      20,835,918   $      151,393,188
Multi-Strategy             27,394,774       10,531,390       (11,273,581)      (26,652,583)                  --                   --
                    -----------------   --------------    --------------    --------------    -----------------   ------------------
Total               $     139,721,615   $   12,148,805    $   (4,265,049)   $  (17,048,101)   $      20,835,918   $      151,393,188
                    -----------------   --------------    --------------    --------------    -----------------   ------------------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2010 is $3,430,653.

The net transfers in and/or (out) of Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2009 to September 30, 2010.

                                                             UBS M2 FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                              SEPTEMBER 30, 2010

PORTFOLIO VALUATION

Investment Funds in the long/short equity strategy are generally subject to a 15
- 125 day redemption notice period. Investment Funds representing approximately 2 percent of fair value are side pockets or liquidating trusts where the liquidation of assets is expected over the next 24 months. The remaining approximately 98 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $40,814,553, transferred from Level 2 to Level 3 at the measurement date. In addition, two Investment Funds, with a fair value of $19,978,635, transferred from Level 3 to Level 2 at the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2010.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. Please refer to the June 30, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS M2 Fund, L.L.C.

By (Signature and Title)*  /s/ William Ferri
                         -------------------------------------------------------
                           William Ferri, Principal Executive Officer

Date November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ William Ferri
                         -------------------------------------------------------
                           William Ferri, Principal Executive Officer

Date November 15, 2010

By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date November 15, 2010

* Print the name and title of each signing officer under his or her signature.